Jun. 30, 2024
BNY Mellon Responsible Horizons Corporate Bond ETF
Investment Objective
The fund seeks total return consisting of capital appreciation and income.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses* (Expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.35%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual fund operating expenses	0.35%

* The fund's management agreement provides that BNY Mellon ETF Investment Adviser, LLC (Adviser), the fund's investment adviser, will pay substantially all expenses of the fund, except for the management fees, payments under the fund's 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with any securities lending program to be adopted by the fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund's business.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. For the fiscal year ended June 30, 2024, the fund's portfolio turnover rate was 56.72% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in corporate debt securities issued by companies that demonstrate attractive investment attributes and attractive business practices based on an environmental, social and governance (ESG) evaluation methodology. The fund's investment in corporate debt securities typically includes corporate bonds, notes and debentures of U.S. and non-U.S. issuers, including the securities of issuers in emerging market countries and securities denominated in foreign currencies.

The fund may, from time to time, invest a significant portion (more than 20%) of its total assets in securities of companies in certain sectors or located in particular countries or regions. As of the date of this Prospectus, a significant portion of the fund's assets were invested in securities of companies located in the broader European region, although this may change from time to time.

The fund normally invests primarily in fixed-income securities rated, at the time of purchase, investment grade (i.e., Baa3/BBB- or higher) or the unrated equivalent as determined by the fund's sub-adviser, Insight North America LLC (INA), an affiliate of the Adviser. The fund, however, may invest up to 20% of its net assets in fixed-income securities rated, at the time of purchase, below investment grade ("high yield" or "junk" bonds) or the unrated equivalent as determined by INA. The fund's investments, at the time of purchase, will have a minimum rating of B-, using ratings from Moody's Investors Service Inc. (Moody's), Standard & Poor's Corporation (S&P), or Fitch Ratings (Fitch), or the unrated equivalent as determined by INA. If all three rating agencies rate an investment and the ratings are not the same, the fund will use the middle rating (e.g., if the ratings are A, A and B, the rating will be A). If only two of the rating agencies rate an investment and the ratings are not the same, the fund will use the lower of the two ratings (e.g., if the ratings are A and B, the rating will be B).

There are no restrictions on the average maturity or duration of the fund's portfolio or on the maturities or duration of the individual debt securities the fund may purchase. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates. Generally, the longer a bond's duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential.

INA uses a combination of external and/or internal ESG research, as well as "bottom-up" credit research and relative value assessments, to evaluate potential investments for the fund's portfolio. The ESG evaluation includes: (1) INA's assessment of the overall suitability of an issuer based on INA's proprietary ESG score; and (2) screening out issuers, industries and/or sectors which are deemed by INA to not be suitable for the fund, as set forth below.

INA assigns an ESG score to an issuer based on INA's evaluation of (1) ESG-related proprietary data and/or data provided by third-party providers (e.g., index providers and consultants), including research, reports, screenings, ratings and/or analysis, and/or (2) the issuer's vulnerability to ESG risk, in each case, generally based on the ESG criteria below:

• Environmental analysis, which may include an assessment of material environmental issues, such as carbon emissions, water management, energy sources and uses, hazardous materials, environmental benefits, natural resources, biodiversity, land rehabilitation and the risks presented by physical threats such as extreme weather events.

• Social analysis, which may include an assessment of material social issues, such as human rights, human capital management, diversity and inclusion, supply chain management, labor standards, health and safety, business ethics, including consumer protection, and avoidance of corruption in all forms, including extortion and bribery.

• Governance analysis, which may include an assessment of corporate governance structures and processes and takes into account the particular company circumstances and regulatory restrictions, guidelines and established best practices with respect to board structure, including the balance between executive and independent board representation, succession planning, capital structure, remuneration, risk management, internal controls, shareholder rights, ownership structure and transparency.

INA considers environmental, social and governance data and risk when determining an issuer's ESG score; however, INA places the greatest emphasis on the environmental, social and/or governance-related data and risk it considers most relevant to the issuer's industry. ESG scores range from 1 (best) to 5 (worst), and securities of issuers with scores of 5 at the time of consideration will be ineligible for inclusion in the fund's portfolio.

If INA determines that data from third party sources prevents the issuer from being a candidate for investment by the fund, INA may not assign the issuer an ESG score.

To the extent the fund holds a security of an issuer whose ESG score has deteriorated so that it would no longer be eligible for purchase, the fund may continue to hold such security for up to twelve months. During this time, INA will engage with the issuer in an effort to implement improvements. If, after twelve months, INA does not believe sufficient improvements have been or will be made, the security will be sold.

Issuers also will be excluded where:

● the issuer's revenue, at the time of consideration and based on available information, exceeds certain thresholds (generally 0%-5% depending on the product, industry or sector, except for Coal Power generation, which may not be more than 10% of an issuer's revenue) derived from products, or they are in an industry and/or sector, that are considered unsuitable for the fund based on their vulnerability to ESG risk (for example, tobacco, cannabis, gambling, controversial weapons and coal extraction) and the risk they potentially pose to fund performance;

● the issuer no longer meets the minimum standards of practice represented by a widely accepted global convention, such as, but not limited to, the Universal Declaration of Human Rights, the ILO Declaration on Fundamental Principles and Rights at Work, or the UN Global Compact;

● the issuer is deemed highly carbon intensive. Highly carbon intensive is defined as having greater than 2,000 tons of total scope 1 and 2 emissions per $1 million of revenue (scope 1 emissions refer to direct emissions from owned or controlled sources; scope 2 emissions refer to indirect emissions from the generation of purchased electricity, steam, heating, and cooling consumed by the reporting company); and/or

● the issuer is in a sector deemed by INA to be contributing to climate change due to higher carbon emissions and/or reliance on fossil fuels (for example, the energy or chemical sector) and the issuer is not Net Zero aligned or aligning, as determined by INA. An issuer is considered 'Net Zero aligned' if, in the opinion of INA, it has an investment plan or business model consistent with the long-term global warming target of the Paris Agreement, a binding international treaty agreement on climate change. An issuer is considered 'aligning' if it is taking steps to attain alignment (e.g., through target setting, disclosure and decarbonization strategy) but has not yet achieved full alignment.

In determining such exclusions, INA considers qualitative and quantitative information and data from internal and/or external (e.g., index providers and consultants) sources, including research, reports, screenings, ratings and/or analysis. There may be situations where the fund will invest in a security of a company identified for exclusion. This may arise where (i) INA believes a bond's proceeds will be exclusively applied to finance or re-finance in part or in full projects with positive environmental and/or social impacts and/or projects that are defined as "environmentally sustainable economic activities" by the European Union (EU) Taxonomy Regulation (i.e., "Use-of-Proceeds Impact Bonds"); and (ii) INA believes the issuer of the Use-of-Proceeds Impact Bond has a clearly defined, long-term plan to address the issue that would otherwise cause its exclusion. The fund aims to invest at least 20% of its net assets, in the aggregate, in (a) Use-of-Proceeds Impact Bonds and (b) bonds issued by companies or institutions determined by INA to have more than 50% of their revenue streams linked to positive environmental and/or social impacts using the UN Sustainable Development Goals as a guide to environmental or social targets or where at least 50% of their economic activities are defined as "environmentally sustainable economic activities" by the EU Taxonomy Regulation.

In addition to ESG considerations, INA primarily uses "bottom-up" credit research and analysis in its selection of securities. This involves an assessment of the creditworthiness of the issuer incorporating an analysis of key credit metrics, such as leverage and cash flow. A relative value assessment of the issuer's debt instruments against comparable debt instruments may also be undertaken to supplement credit research and analysis. This approach aims to identify U.S. and foreign investments with attractive total return generating potential.

The fund's sub-adviser may sell a security as a result of one or more of the following:

● Due to excessive valuations or in anticipation of pricing declines;

● The security subsequently fails to meet the investment criteria;

● The fundamental profile deteriorates;

● A more attractive security is found;

● Due to a change in macroeconomic outlook; or

● To meet anticipated liquidity needs.

The fund may, but is not required to, take long and short positions in derivative instruments as a substitute for investing directly in an underlying asset, to increase returns, to manage credit or interest rate risk, to manage the average duration of the fund's portfolio, to manage foreign currency risk, as part of a hedging strategy or for other purposes related to the management of the fund. The derivative instruments in which the fund may invest primarily include options, futures and options on futures (including those relating to securities, indices and foreign currencies), forward contracts and swap agreements. To the extent such derivative instruments have similar economic characteristics to corporate debt securities as described in the fund's policy with respect to the investment of at least 80% of its net assets, the market value of such instruments will be included in the 80% policy. To the extent the fund invests in a derivative with a single underlying corporate debt security, INA will apply its ESG scoring and screening criteria to the issuer of the underlying security and not the issuer of the derivative. To the extent the fund invests in a derivative referencing an index, INA will not apply its ESG scoring and screening criteria to the issuer of the derivative or the underlying issuers comprising an index referenced by the derivative. The fund may enter into derivatives referencing government bonds for duration management purposes and may also invest in currency derivatives to manage foreign currency risk. To the extent the fund invests in these types of derivatives, INA will not apply its ESG scoring and screening criteria to the issuer of the derivative or the underlying issuer of the bond/currency.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund for its first complete calendar year of operations. The table compares the average annual total returns of the fund to those of the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance, and the ICE BofA US Corporate Index, which measures the performance of US dollar denominated investment grade corporate debt publicly issued in the US domestic market. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Recent performance information may be available at www.bny.com/investments.

Year-by-Year Total Returns as of 12/31 each year (%)

Year-by-Year Total Returns as of 12/31 each year (%)
Best Quarter Q4, 2023: 8.24% Worst Quarter Q3, 2023: -2.87% (for the periods reflected in the bar chart)

Best Quarter Q4, 2023: 8.24% Worst Quarter Q3, 2023: -2.87% (for the periods reflected in the bar chart)
Year to date total return for the nine months ended September 30, 2024 was 5.87%.
Average Annual Total Returns as of 12/31/23

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes and or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of a period.

Average Annual Total Returns as of 12/31/23
	1 Year	Since Inception (3/21/2022)
Returns before taxes	8.73%	-0.10%
Returns after taxes on distributions	6.84%	-1.82%
Returns after taxes on distributions and sale of fund shares	5.11%	-0.83%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	5.53%	-1.31%
ICE BofA US Corporate Index (reflects no deductions for fees, expenses or taxes)	8.40%	-0.03%